Document and Entity Information	12 Months Ended
Dec. 31, 2013
Entity [Domain]
Registrant name	TRAVELERS COMPANIES, INC.
Central index key	0000086312
Document type	8-K
Document period end date	Dec. 31, 2013
Amendment flag	false